Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Financial derivatives
Financial derivatives, payable	€ (63,984)	€ (68,352)
Financial derivatives, receivable	72,752	76,857
Financial derivatives	8,768	8,505
Effect of discount/financing rates	(6,066)	(3,803)
Financial derivative net receivable	2,702	4,702
Within one year
Financial derivatives
Financial derivatives, payable	(7,181)	(17,845)
Financial derivatives, receivable	7,886	18,527
Financial derivatives	705	682
In one to two years
Financial derivatives
Financial derivatives, payable	(4,984)	(3,534)
Financial derivatives, receivable	5,466	4,055
Financial derivatives	482	521
In two to three years
Financial derivatives
Financial derivatives, payable	(5,496)	(4,028)
Financial derivatives, receivable	5,910	4,441
Financial derivatives	414	413
In three to four years
Financial derivatives
Financial derivatives, payable	(2,457)	(2,186)
Financial derivatives, receivable	2,909	2,567
Financial derivatives	452	381
In four to five years
Financial derivatives
Financial derivatives, payable	(3,451)	(2,265)
Financial derivatives, receivable	4,020	2,681
Financial derivatives	569	416
In more than five years
Financial derivatives
Financial derivatives, payable	(40,415)	(38,494)
Financial derivatives, receivable	46,561	44,586
Financial derivatives	€ 6,146	€ 6,092